Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 13,167,181	$ 1,858,433	¥ 11,471,988	¥ 11,021,960
Inventories written down	31,810	4,490	25,194	17,492
Reversal of write-down of inventories	¥ (14,788)	$ (2,087)	¥ (33,662)	¥ (37,393)